UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814

13F File Number: 28- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 657 5925

Signature, Place and Date of Signing:


   /s/ Gavin M. Abrams          Bethesda, Maryland              05/15/06
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                      [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  14
Form 13F Information Table Value Total: $385,836 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.        Abrams Bison Partners, L.P.,       028-11159

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1             COL 2   COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6        COLUMN 7         COLUMN 8

                               Title                Market
                               of                   Value       SHRS OR   SH/ PUT/   INVESTMENT       OTHER        VOTING AUTHORITY
Name of Issuer                 Class   Cusip       (x $1,000)   PRN AMT   PRN Call   DISCRETION       MANAGERS          SHARED
------------------------------------------------------------------------------------------------------------------------------------
AUTOZONE INC                   COM     053332102    22,570        226,400 SH         Shared-Defined   1                 226,400
AVIALL INC NEW                 COM     05366B102    75,482      1,982,200 SH         Shared-Defined   1               1,982,200
BED BATH & BEYOND INC          COM     075896100    54,098      1,408,814 SH         Shared-Defined   1               1,408,814
BLOCKBUSTER INC                CL A    093679108     1,255        316,000 SH         Shared-Defined   1                 316,000
BLOCKBUSTER INC                CL B    093679207     3,820      1,067,000 SH         Shared-Defined   1               1,067,000
CBS CORP NEW                   CL B    124857202    46,365      1,933,500 SH         Shared-Defined   1               1,933,500
HASBRO INC                     COM     418056107    30,203      1,431,400 SH         Shared-Defined   1               1,431,400
HEIDRICK & STRUGGLES INTL IN   COM     422819102    56,818      1,566,101 SH         Shared-Defined   1               1,566,101
IPAYMENT INC                   COM     46262E105    10,318        240,800 SH         Shared-Defined   1                 240,800
PFIZER INC                     COM     717081103     7,476        300,000 SH         Shared-Defined   1                 300,000
PIONEER NAT RES CO             COM     723787107    20,103        454,300 SH         Shared-Defined   1                 454,300
ROYAL GROUP TECHNOLOGIES LTD   COM     779915107    10,578      1,141,130 SH         Shared-Defined   1               1,141,130
VIACOM INC NEW                 CL B    92553P201    16,975        437,500 SH         Shared-Defined   1                 437,500
RENAISSANCERE HOLDINGS LTD     COM     G7496G103    29,775        682,600 SH         Shared-Defined   1                 682,600

SK 02802 0001 666710